Accounts Receivable and Other	3 Months Ended
Mar. 31, 2012
Accounts Receivable and Other and Long-Term Receivables and Other Assets [Abstract]
ACCOUNTS RECEIVABLE AND OTHER

NOTE 4: — ACCOUNTS RECEIVABLE AND OTHER

a.	Trade, net:

The following tables summarize the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	March 31,	December 31,
	2012	2011
Trade accounts receivable, gross	$201,354	$206,917

Reserves for sales deductions:
Chargebacks	(20,789)	(20,145)
Customer rebates	(31,774)	(31,898)
Other sales deductions	(37,547)	(33,878)
Allowance for doubtful accounts	(114)	(164)

Trade accounts receivable, net	$111,130	$120,832

b.	Other receivables and prepaid expenses:

	March 31,	December 31,
	2012	2011
Prepaid expenses	$8,526	$6,915
Deferred income taxes	85,020	82,885
Government authorities	1,017	1,655
Advances to suppliers	121	367
Derivative instruments	3,134	1,693
Other	683	829

	$98,501	$94,344